Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of borrowings term loan
	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$

Term loan I	157,980	201,945
Term loan IV	238,778	378,323
Term loan V	276,040	426,589
Term loan VI	713,103	924,276
Term loan VII	1,765,182	2,014,258
Trade receivables financing	71,074	81,231
Revolving credit	1,450,129	1,751,857
	4,672,286	5,778,479

(i)	Term loan I was obtained for refinancing the outstanding loan amount in relation to the leasehold land and building of the Group. This loan is repayable by monthly instalments over a 120 months period commencing 2015. The interest rates charged were between 2.30% to 1.30% per annum below the bank’s commercial rate 2 for the 1st to 3rd year of the loan and thereafter at the bank’s Commercial Rate 2 (“CR2”) of 4.68% to 5.68% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023

(ii)	Term loan II was obtained to finance the construction of the proposed erection of a single user 1-story factory with part 3-story ancillary. This loan is repayable by monthly instalments over a 7 year period commencing from 2016. The interest rates charged were between 2.65% to 3.45% per annum below the bank’s prevailing Enterprise Financing Rate for the 1st to 3rd year of the loan and thereafter at Singapore Interbank Offered Rate (“SIBOR”) plus 3% per annum. Term loan II was fully repaid during the financial year 2023.

(iii)	Term loan IV was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.00% per annum on monthly rests.

(iv)	Term loan V was obtained for working capital purposes. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2% per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.

(v)	Term loan VI was obtained for purchasing of machineries for core business operations. This loan is repayable by monthly instalments over a 5 year period commencing from year 2021. The interest rates charged are 2.50% per annum on monthly rests. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.

(vi)	Term loan VII was obtained as a replacement for Term Loan II and also for working capital purposes. This loan is repayable by monthly instalments over a 3 year period commencing year 2023. The interest rates charged are 2.0% above the Bank’s Cost of Funds. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.

(vii)	Revolving credit is obtained for working capital purposes. These loans are repayable 1 to 6 months from the date of each drawdown. The interest rates charged are 2.00% per annum above the Bank’s Cost of Funds or 2.00% above the prevailing SIBOR per annum. It contains a repayment on demand clause and therefore it is classified as current liabilities as at June 30, 2024 and December 31, 2023.

	2023	2022
	US$	US$

Term loan I	201,945	271,035
Term loan II	-	1,266,912
Term loan IV	378,323	626,714
Term loan V	426,589	697,233
Term loan VI	924,276	1,278,261
Term loan VII	2,014,258	-
Trade receivables financing	81,231	-
Revolving credit	1,751,857	1,658,486
	5,778,479	5,798,641

	2023	2022
	US$	US$
Analysed as :
Non-current portion	112,319	371,103
Current portion	5,666,160	5,427,538
	5,778,479	5,798,641

Schedule of respect of the interest-bearing borrowings trade and other payables

Details of the repayment schedule in respect of the interest-bearing borrowings are as follows :

	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Bank borrowings repayable :
Within one year or on demand	4,672,286	5,666,160

Within a period of more than one year but not exceeding two years	-	112,319

	4,672,286	5,778,479

	2023	2022
	US$	US$
Bank borrowings repayable :
Within one year or on demand	5,666,160	5,427,538

Within a period of more than one year but not exceeding two years	112,319	371,103

	5,778,479	5,798,641